Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Line Items]
Income (loss) from continuing operations	$ (422)	$ 1,390	$ (2,562)	$ 998	$ 3,287	$ 1,285	$ 1,097	$ 962	$ (596)	$ 6,631	$ 5,320
Income allocated to participating securities									(3)	(24)	(27)
Net (income) loss attributable to noncontrolling interests									2	(1)	(2)
Income (loss) from continuing operations attributable to CVS Health									$ (597)	$ 6,606	$ 5,291
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares, basic (in shares)									1,044.0	1,020.0	1,073.0
Effect of dilutive securities (in shares)									0.0	4.0	6.0
Weighted average shares, diluted (in shares)									1,044.0	1,024.0	1,079.0
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	$ (0.37)	$ 1.36	$ (2.52)	$ 0.98	$ 3.23	$ 1.26	$ 1.07	$ 0.93	$ (0.57)	$ 6.48	$ 4.93
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	$ (0.37)	$ 1.36	$ (2.52)	$ 0.98	$ 3.22	$ 1.26	$ 1.07	$ 0.92	$ (0.57)	$ 6.45	$ 4.91
Employee Stock Option
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									13.2	10.4	6.7
Common Equivalent Shares [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									3.0